COMMITMENTS AND CONTINGENCIES - Legal Proceeding (Details)																6 Months Ended
	Sep. 10, 2023 USD ($)	Sep. 10, 2023 CNY (¥)	Sep. 08, 2023 USD ($)	Sep. 08, 2023 CNY (¥)	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	Mar. 28, 2023	Feb. 27, 2023 USD ($)	Feb. 27, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Dec. 23, 2022 CNY (¥)	Jul. 15, 2022	Mar. 18, 2022 USD ($)	Mar. 18, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023	Jul. 17, 2023 USD ($)	Jul. 17, 2023 CNY (¥)	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Decrease In Real Estate Agent Income Percentage																		90.34%			89.71%
Revenue																$ 9,952	$ 39,966
Company received the payment								$ 819,318	¥ 5,954,151
Litigation amount claimed										$ 257,653	¥ 1,872,419
Liquidated damages and interest | ¥												¥ 5,157,182
Litigation Settlement Number Of Days With in Which Claim Amount Is To Be Paid By Other Party							10 days						5 days
Cash received					$ 124,898	¥ 907,662
Amount receivable from breach of contract																			$ 299,351	¥ 722,000
Amount agreed to pay by other party			$ 61,922	¥ 450,000
Expenses claimed from other party			1,365	9,919
Waiver of remaining balance			$ 37,428	¥ 272,000
Amount received from other Party	$ 63,287	¥ 459,919
Real estate agent income
COMMITMENTS AND CONTINGENCIES
Revenue																$ 0	$ 1,709
Civil complaint alleging breach of contract and unpaid service fee against Chengdu TEDA New City
COMMITMENTS AND CONTINGENCIES
Litigation amount claimed														$ 740,414	¥ 5,380,734